Loans (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans.	$ 4,896,647	$ 5,823,333
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	4,916,346	5,892,997
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	2,544,544	2,757,333
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	$ 2,371,802	$ 3,135,664